UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04998

T. Rowe Price Spectrum Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Report to Shareholders

Spectrum Fund	June 30, 2013

The views and opinions in this report were current as of June 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks generated strong gains in the first half of 2013, with the S&P 500 Index reaching record highs supported by improving economic data, continuing accommodative central bank policies, and signs of stabilization in the eurozone. Late in the period, markets gave back some of their gains in response to Federal Reserve Chairman Ben Bernanke’s comments stating that the Fed might scale back its monthly asset purchases later this year. With the exception of the Japanese market, overseas markets lagged the U.S., with stocks in developed non-U.S. markets outpacing emerging markets by a wide margin. U.S. bonds were mostly negative in the first half of 2013. Treasury, investment-grade corporate, and commercial mortgage-backed securities declined, but high yield debt returns were modestly positive and outperformed investment-grade issues. Higher interest rates weighed on bond returns globally, with developed non-U.S. and emerging markets debt returns further pressured by currency weakness relative to a strengthening dollar.

MARKET ENVIRONMENT

Despite only modest economic and corporate earnings growth over the first half of the year, stocks generated strong returns, supported by a strengthening housing market, surging consumer confidence, and steadily improving employment, with the jobless rate declining from 7.9% in January to 7.6% toward the end of the period. This progress led to speculation that the Fed would start winding down its monthly $85 billion asset purchase program, otherwise known as quantitative easing. Those expectations were affirmed in mid-June when Chairman Bernanke said that the Fed expects to scale back its asset purchases later this year, and possibly end them by mid-2014, if the U.S. economy continues to improve as expected. Bernanke reaffirmed the central bank’s pledge to keep short-term interest rates low as long as the national unemployment rate remains above 6.5% and inflation is projected to be no more than 2.5% over the next 12 to 24 months. Still, bond prices fell and yields surged while stocks sold off in the wake of Bernanke’s remarks as investors digested news of the impending reduction of federal stimulus.

Small-cap stocks outperformed their larger counterparts in the last six months. According to various Russell indexes, value stocks outperformed growth stocks among mid- and large-caps, while the opposite was true for small-caps. All sectors of the S&P 500 produced gains during the period, led by health care, which tends to benefit from consistent consumer demand even in times of economic uncertainty. Materials, one of the smallest S&P 500 segments, produced the weakest results, hurt by decreased industrial demand from China and falling metals prices.

Equities within developed non-U.S. markets produced modest results, significantly lagging the U.S. In Europe, most eurozone markets produced positive returns. Japanese stocks were an exception over the last six months as the Japanese equity market has gained over 16%, bolstered by the Bank of Japan’s aggressive new stimulus efforts. Other Asian markets declined, including Australia, Singapore, and Hong Kong. Equities in emerging markets significantly underperformed stocks in developed non-U.S. markets as rising rates, concerns over global growth, and falling commodity prices weighed on markets such as Brazil and Russia. Chinese markets were lower on weaker-than-expected growth as the country is in the midst of a long-term transition to slower and more sustainable growth driven by domestic consumption instead of government spending.

U.S. bond returns were mostly negative in the first half of 2013. In the investment-grade market, Treasuries and corporate bonds declined, especially long-term issues. High yield bonds outperformed investment-grade debt as investors favored assets with a yield advantage, but weakness in June eroded some of the sector’s earlier gains.

Government bonds in developed non-U.S. markets fell sharply in dollar terms during the first half of the year. In the eurozone, which continues to struggle through a recession, bond yields have followed U.S. interest rates higher in response to comments from the Federal Reserve regarding the tapering of its asset purchase program. This caused a significant increase in global financial market volatility and generated some concern that it could lead to a flare-up of the euro-zone sovereign debt crisis. The Bank of Japan took steps to end years of deflation by significantly expanding its asset purchase program and setting a target of achieving 2% inflation in two years. As a result, the yen significantly depreciated versus the dollar, and Japanese bonds produced negative returns for U.S. investors. Emerging markets debt declined more than bonds in developed markets in the last six months, exacerbated by steep declines in their currencies. Slowing growth in the developing world, rising Treasury yields, and fears that the era of easy money could soon end diminished investors’ appetite for emerging markets bonds.

SPECTRUM GROWTH FUND

The Spectrum Growth Fund returned 8.66% for the six months ended June 30, 2013, trailing both the Russell 3000 Index and Lipper Multi-Cap Core Funds Index. The positive returns were driven by U.S. equities with the large-cap Value Fund, the Mid-Cap Growth Fund, and the small-cap New Horizons Fund being the strongest performers. Our allocation to non-U.S. stock funds in both developed and emerging markets weighed on relative performance as non-U.S. stocks significantly lagged U.S. stocks, which are not represented in the Russell 3000 Index. Our inclusion of the Real Assets Fund also weighed on relative returns as the fund was hampered by slower growth in emerging markets, tepid demand for commodities, and lower energy prices. This globally diversified fund invests in companies that own or whose sales are related to assets with physical properties such as energy and natural resources, real estate, basic materials, equipment, utilities, infrastructure, and commodities.

The Spectrum Growth Fund invests in a range of underlying funds that focus on domestic stocks across the capitalization scale, international stocks in developed and emerging markets, and growth and value stocks.

We favor domestic growth stocks over value stocks as a low-growth economy typically benefits growth stocks more than value stocks. In general, growth companies tend to rely less on a strong economy to increase corporate earnings. Modest economic growth is also unlikely to provide a strong catalyst for value outperformance. Valuations currently favor large-cap stocks over small-caps as the latter’s solid performance over the last year has reinforced the rich pricing in the small-cap universe.

U.S. growth expectations remain modest with the economy showing resilience to the federal spending sequester. U.S. corporate balance sheets and profit margins remain healthy. Earnings and revenue growth in the low- to mid-single digits are consistent with modest economic growth, and U.S. equity valuations are attractive relative to historical levels.

Based on favorable valuations, we moved to a modest overweight in non-U.S. relative to U.S. equities. We are also overweight emerging markets relative to developed equity markets, although we have moderated our overweight given expectations for near-term volatility associated with lowered growth expectations. Compared with developed economies, many emerging economies enjoy healthier fiscal positions and lower debt loads. Though their growth may be slowing, they also possess superior long-term growth prospects, and recent underperformance in emerging markets reinforces attractive valuations. However, we anticipate greater differentiation among emerging economies and markets as major commodity exporters may face headwinds.

We are underweight our neutral allocation to the real assets sector as the prospects for sluggish global economic growth may continue to weigh on energy and materials prices. Demand for commodities is expected to remain subdued as China shifts its growth model away from industrial production and exports toward domestic consumption. Real estate investment trusts exhibit good fundamentals, although valuations appear rich. Over the long term, real assets equity exposure through sectors such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities should expand the portfolios’ broad diversification and position them to perform well under a variety of market conditions, including periods of rising inflation.

SPECTRUM INCOME FUND

The Spectrum Income Fund returned -0.56% for the six months ended June 30, 2013, outpacing the Barclays U.S. Aggregate Bond Index and the Lipper Multi-Sector Income Funds Average. The fund’s diversifying holdings benefited relative performance over the period. Specifically, holdings in the Equity Income and High Yield Funds—which invest in dividend-paying stocks and high yield bonds, respectively—drove outperformance against the Barclays index, which represents the broad U.S. investment-grade bond market. This was partly offset, however, by exposure to emerging market and non-dollar bond exposure, which underperformed.

The Spectrum Income Fund outperformed the Barclays index over the past 10 years, as seen in the Growth of $10,000 chart on page 15. We continue to favor high yield over investment-grade bonds and increased the fund’s allocation to the sector over the last six months. Many high yield bond issuers have taken advantage of low market interest rates to refinance their debt at lower yields and also to extend maturities. We increased our overweight to high yield over the last six months given attractive yields, particularly in the context of a slowly improving economy. We are currently at a neutral allocation to emerging markets bonds relative to U.S. investment-grade bonds, given the prospects for continued volatility over the near term as supportive factors such as the Federal Reserve’s quantitative easing in the U.S. and commodity demand from China dissipate.

We also reduced our allocation to the International Bond Fund based largely on expectations for continued dollar strength relative to other foreign currencies. While demand for the U.S. dollar as a defensive currency is lessened as the result of European Central Bank actions that have moderated risk in Europe, the outlook for the U.S. dollar has been supported by prospects for improving growth and the potential for higher rates in the U.S.

SPECTRUM INTERNATIONAL FUND

The Spectrum International Fund returned 1.83% for the six months ended June 30, 2013, outperforming its benchmark, the MSCI All Country World Index ex USA, but lagging the Lipper International Multi-Cap Growth Funds Average. Several of the portfolio’s underlying funds recorded strong performance in the quarter, including the European Stock, International Growth & Income, Japan, International Discovery, and Africa & Middle East Funds, which were the top contributors to returns. Japanese markets were particularly strong over the period, benefiting from early signs that the Bank of Japan’s efforts to stimulate growth and increase inflation were having a positive impact. The United Arab Emirates and Qatar were standout markets in the Middle East, lifted in part by news that the MSCI would reclassify these frontier markets as emerging markets in May 2014. Among the detractors were the Latin America, New Asia, Emerging Markets Stock, International Stock, and Emerging Europe Funds. Brazil and several smaller markets in Latin America suffered deep losses, with regional heavyweight Brazil struggling with slowing growth due in part to the weakening global demand for commodities, rising inflation, and currency weakness. In Asia, China, South Korea, and India each lost ground. Chinese markets were weighed on by uncertainty over the pace of economic growth and the impact of the government’s attempt to rein in the “shadow banking” market. Emerging European markets slumped on significant losses in Russian and Turkish markets due to falling energy prices and political unrest.

At the close of the period, Europe was our largest regional exposure, followed by Pacific ex-Japan and then Japan. Over the period, we moderated our underweight to Japan. While the challenges to a sustained improvement in Japanese growth are significant, the fiscal and monetary stimulus and associated depreciation in the yen have helped support near-term prospects. As noted earlier, we have trimmed our overweight to emerging markets equities given the prospect of softer commodity markets and their impact on near-term growth for several key markets. Recent underperformance of both emerging markets equity and currencies reinforces attractive valuations. Although economic growth has slowed in many of the largest emerging markets of Brazil, Russia, India, and China, emerging markets are less restrained by the formidable debt and fiscal challenges still facing the U.S. and Europe. We continue to believe that compared with developed economies, emerging markets have stronger long-term growth potential over developed markets supported by positive demographics, urbanization trends, healthier fiscal budgets, and lower debt burdens. While weak commodity demand may challenge many of the heavily commodity-based exporting countries, such as Brazil and Russia, many others will benefit from lower imported commodity prices. Most emerging markets are experiencing faster private sector growth than many developed economies, aided by a growing middle class, increased real wages, and rising domestic consumption. We believe these trends will continue to sustain strong growth in the developing world over an intermediate to longer time horizon.

OUTLOOK

Our global growth expectations are modest for the next several quarters, in some measure hinging on central bank policies. In the U.S., gradual improvement in economic activity is supported by the housing recovery and moderate job growth, yet it is also challenged by fiscal uncertainty regarding the Federal Reserve’s timing for winding down its pace of asset purchases. U.S. interest rates have begun to rise but remain relatively low with negative real yields on the shorter end of the curve. In Europe, resolving the fiscal issues and competitiveness problems will be a very slow process. Those economies may benefit over the near term from a shift in policy to ease back on austerity in response to high unemployment and sluggish growth. In Asia, Japan’s bold monetary policies have successfully weakened the yen, benefiting exporters, yet also bringing the prospect of rising import costs. In China, the government continues its work to rebalance the economy away from government-supported infrastructure and export-driven growth to one more balanced by private consumption, while delicately navigating a strategy to rein in credit without excessively hindering economic growth.

Against this economic backdrop, U.S. corporate balance sheets and profit margins remain healthy. Earnings and revenue growth in the low- to mid-single digits are consistent with modest economic growth. In addition, equity valuations are reasonable relative to historical levels. We believe that the prevailing fiscal and geopolitical uncertainty underscores the value of the Spectrum Funds’ diversified holdings and investment approaches.

Thank you for investing with T. Rowe Price.

Charles M. Shriver

Portfolio manager, Spectrum Growth, Spectrum Income, and
Spectrum International Funds

July 19, 2013

GLOSSARY

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks investment-grade corporate and government bonds.

J.P. Morgan Non-U.S. Dollar Government Bond Index: An unmanaged index that tracks the performance of major non-U.S. bond markets.

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as defined by Lipper Inc.

MSCI All Country World Index ex USA: An index that measures equity market performance of developed and emerging countries, excluding the U.S.

MSCI EAFE Index: An unmanaged index that tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

MSCI Emerging Markets Index: An unmanaged index that tracks stocks in 26 emerging market countries.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 U.S. primarily large-cap companies.

Weighted average effective duration (years): A measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account interest rate readjustment dates for certain securities. Money funds must maintain a weighted average maturity of less than 60 days.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/13)

Spectrum Growth Fund	Percent of Net Assets 6/30/13
Google	1.8%
Amazon.com	1.4
JPMorgan Chase	1.1
Priceline.com	1.0
MasterCard	0.9
Danaher	0.8
Visa	0.8
Gilead Sciences	0.7
Pfizer	0.7
Boeing	0.7
Total	9.9%

LARGEST HOLDINGS

(Of the combined underlying funds at 6/30/13)

Spectrum International Fund	Percent of Net Assets 6/30/13
Royal Dutch Shell	1.5%
GlaxoSmithKline	1.2
AIA Group	1.1
Taiwan Semiconductor Manufacturing	1.0
Novartis	1.0
Rolls-Royce	1.0
Nestle	0.9
Credit Suisse Group	0.9
Cie Financiere Richemont	0.8
WPP	0.8
Total	10.2%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Portfolio Highlights

TARGET ALLOCATIONS FOR UNDERLYING FUNDS

Spectrum Growth Fund	Minimum–Maximum	Target at 12/31/12	Target at 6/30/13
Blue Chip Growth Fund	5–25%	14.86%	14.93%
Emerging Markets Stock Fund	0–10	4.61	4.61
Equity Income Fund	5–25	13.61	13.35
Growth Stock Fund	5–25	14.88	14.93
International Growth & Income Fund	0–20	11.64	12.42
International Stock Fund	0–20	12.54	12.23
Mid-Cap Growth Fund	0–15	3.09	3.07
Mid-Cap Value Fund	0–15	2.97	2.95
New Horizons Fund	0–15	2.14	2.12
Real Assets Fund	0–10	4.00	4.00
Small-Cap Value Fund	0–15	2.05	2.04
Summit Cash Reserves Fund	0–25	–	–
Value Fund	5–25	13.61	13.35
Spectrum Income Fund			
Corporate Income Fund	0–10%	4.00%	4.00%
Emerging Markets Bond Fund	0–20	9.75	10.00
Equity Income Fund	5–25	13.50	14.00
GNMA Fund	5–20	9.00	9.50
High Yield Fund	10–25	18.00	18.75
International Bond Fund	0–20	11.50	10.50
New Income Fund	10–30	22.65	22.65
Short-Term Bond Fund	0–15	8.60	8.60
Summit Cash Reserves Fund	0–25	–	–
U.S. Treasury Long-Term Fund	0–15	3.00	2.00
Spectrum International Fund			
Africa & Middle East Fund	0–15%	0.49%	0.52%
Emerging Europe Fund	0–15	1.04	0.98
Emerging Markets Bond Fund	0–15	–	–
Emerging Markets Stock Fund	0–20	6.07	5.13
European Stock Fund	0–30	20.97	21.62
International Bond Fund	0–20	–	–
International Discovery Fund	0–20	2.92	3.04
International Growth & Income Fund	0–35	24.02	26.58
International Stock Fund	0–55	25.77	23.90
Japan Fund	0–30	4.07	5.22
Latin America Fund	0–15	1.90	1.56
Overseas Stock Fund	0–35	–	–
New Asia Fund	0–20	12.75	11.45
Summit Cash Reserves Fund	0–25	–	–

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund
Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/13	Value 12/31/12
T. Rowe Price Blue Chip Growth Fund	$ 9,553	$ 16,794	$ —	$ 523,181	$ 483,395
T. Rowe Price Emerging Markets Stock Fund	17,228	3,810	—	155,046	156,700
T. Rowe Price Equity Income Fund	5,532	30,925	4,130	466,371	443,802
T. Rowe Price Growth Stock Fund	8,555	15,601	—	524,029	485,912
T. Rowe Price International Growth & Income Fund	37,478	10,341	—	424,706	383,062
T. Rowe Price International Stock Fund	21,281	21,552	—	415,330	417,344
T. Rowe Price Mid-Cap Growth Fund	321	4,943	—	109,426	100,359
T. Rowe Price Mid-Cap Value Fund	308	4,985	—	105,006	97,990
T. Rowe Price New Horizons Fund	222	5,456	—	75,684	68,850
T. Rowe Price Real Assets Fund	21,665	3,556	—	132,897	128,623
T. Rowe Price Small-Cap Value Fund	213	4,204	—	72,601	69,908
T. Rowe Price Value Fund	1,401	42,827	—	467,548	445,291
Totals			$ 4,130	$ 3,471,825	$ 3,281,236

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 2,175,289
Income distributions from underlying Price funds	$ 4,130
Realized gain (loss) on sales of underlying Price funds	$ 48,821
Capital gain distributions from underlying Price funds	$ —

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/13	Value 12/31/12
T. Rowe Price Africa & Middle East Fund	$ 510	$ 15	$ –	$ 4,899	$ 4,096
T. Rowe Price Emerging Europe Fund	1,082	44	–	9,237	8,719
T. Rowe Price Emerging Markets Stock Fund	6,312	2,128	–	49,388	50,219
T. Rowe Price European Stock Fund	21,807	7,046	–	202,230	172,709
T. Rowe Price International Discovery Fund	3,037	96	–	28,398	24,115
T. Rowe Price International Growth & Income Fund	43,229	888	–	247,016	197,440
T. Rowe Price International Stock Fund	26,799	14,668	–	223,508	212,185
T. Rowe Price Japan Fund	7,789	123	–	48,323	34,182
T Rowe Price Latin America Fund	1,976	89	–	14,916	15,838
T. Rowe Price New Asia Fund	13,259	1,080	–	109,982	104,352
Totals			$ –	$ 937,897	$ 823,855

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 820,218
Income distributions from underlying Price funds	$ –
Realized gain (loss) on sales of underlying Price funds	$ (947)
Capital gain distributions from underlying Price funds	$ 56

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Growth Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Income Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum International Fund

Unaudited

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Spectrum Funds

Unaudited

Notes to Financial Statements

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation. Spectrum Growth and Spectrum Income commenced operations on June 29, 1990, and Spectrum International commenced operations on December 31, 1996.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately received upon sale of the underlying Price funds.

Investment Transactions, Investment Income, and Distributions Income is recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Gains and losses realized on sales of the underlying Price funds are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by Spectrum Income daily and paid monthly. Income distributions are declared and paid by Spectrum Growth and Spectrum International annually. Capital gain distributions, if any, generally are declared and paid by each fund annually.

Redemption Fees A 2% fee is assessed on redemptions of Spectrum International shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares and are paid to the fund. Redemption fees received by Spectrum International are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the fund. Accordingly, redemption fees have no effect on the net assets of Spectrum International.

NOTE 2 - VALUATION

Each fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price funds are valued at their closing NAV per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the funds’ Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the funds’ Board; is chaired by the funds’ treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On June 30, 2013, all of the investments in underlying Price funds were classified as Level 1, based on the inputs used to determine their fair values.

NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the six months ended June 30,2013, were as follows:

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

Each fund intends to retain realized gains to the extent of available capital loss carryforwards. As a result of the Regulated Investment Company Modernization Act of 2010, net capital losses realized on or after January 1, 2011 (effective date) may be carried forward indefinitely to offset future realized capital gains; however, post-effective losses must be used before pre-effective capital loss carryforwards with expiration dates. Accordingly, it is possible that all or a portion of the Spectrum International Fund’s pre-effective capital loss carryforwards could expire unused. As of December 31, 2012, the Spectrum Growth Fund had no available capital loss carryforwards. The Spectrum Income Fund had no available capital loss carryforwards as of December 31, 2012. Additionally, as of December 31, 2012, the Spectrum International Fund had $39,752,000 of available capital loss carryforwards, which expire as follows: $32,560,000 in 2017 and $7,192,000 in 2018.

At June 30, 2013, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The Spectrum Funds are managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing, accounting, marketing, and certain other services to the Spectrum Funds. Certain officers and directors of the Spectrum Funds are also officers and directors of Price Associates and its subsidiaries and of the underlying Price funds.

The Spectrum Funds pay no management fees; however, Price Associates receives management fees from the underlying Price funds. The Spectrum Funds operate in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds and Price Associates. Pursuant to these agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Therefore, each Spectrum Fund operates at a zero expense ratio. However, each Spectrum Fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At June 30, 2013, Spectrum Growth Fund and Spectrum International Fund each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 42% of the outstanding shares of the Corporate Income Fund, 36% of the GNMA Fund, and 33% of the U.S. Treasury Long-Term Fund.

Additionally, Spectrum Income Fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. Shareholder servicing costs associated with each college savings plan are allocated to Spectrum Income Fund in proportion to the average daily value of its shares owned by the college savings plan and, in turn, are borne by the underlying Price funds in accordance with the terms of the investment management and special servicing agreements. At June 30, 2013, approximately 25% of the outstanding shares of Spectrum Income Fund were held by the college savings plans.

As of June 30, 2013, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 2,061,790 shares of Spectrum Growth Fund, representing 1% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. Rowe Price Spectrum Growth Fund

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor does receive fees from other T. Rowe Price funds in which the fund invests. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft- dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract, that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur, and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Spectrum Income Fund

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor does receive fees from other T. Rowe Price funds in which the fund invests. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft- dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract, that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur, and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

T. Rowe Price Spectrum International Fund

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), as well as a Special Servicing Agreement among the fund, the Advisor, and each of the underlying funds in which it invests (Special Servicing Agreement). The Special Servicing Agreement allows the T. Rowe Price Spectrum Funds (Spectrum Funds) to pass through their operating expenses to the underlying funds in which they invest if the benefit to the underlying funds equals or exceeds the costs of absorbing these expenses and provides that the Advisor will be responsible for bearing any expenses that would result from an underlying fund’s share of the aggregate expenses of the Spectrum Funds exceeding the estimated savings to the underlying fund from the operation of the Spectrum Funds. In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract and Special Servicing Agreement, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month, one-year, and year-by-year returns, as well as the fund’s average annualized total returns over the 3-, 5-, and 10-year periods, and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund, and expenses of the fund are borne by the underlying funds in which it invests pursuant to the Special Servicing Agreement. In connection with its review of the Special Servicing Agreement, the Board reviewed various cost/benefit analyses to demonstrate the benefits to the underlying funds versus the costs they incur, which illustrate the primary benefit provided by the Spectrum Funds to the underlying funds is the reduction in expenses associated with the consolidation of shareholder accounts that would otherwise be invested directly in the underlying funds.

The Advisor does receive fees from other T. Rowe Price funds in which the fund invests. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds in which the fund invests, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft- dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Because the Advisor does not receive a management fee from the fund and the fund does not have an explicit expense ratio, the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract and Special Servicing Agreement
As noted, the Board approved the continuation of the Advisory Contract as well as the Special Servicing Agreement. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract, that there is a reasonable basis to conclude that the benefits to the underlying funds exceed the costs they incur, and that it was in the best interests of the fund and its underlying funds to approve continuation of the Special Servicing Agreement. The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date August 16, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date August 16, 2013